787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 17, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Franklin Templeton Total Return FDP Fund, Invesco Value FDP Fund, Marsico Growth FDP Fund and MFS Research International FDP Fund, each a series of FDP Series, Inc.

(File No. 333-123779 and File No. 811-21744)

Ladies and Gentlemen:

On behalf of each of the funds listed above (each, a “Fund” and collectively, the “Funds”) and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 15, 2015, to the Prospectuses, dated September 29, 2014, for the Funds. The purpose of the filing is to submit the 497 filing dated June 15, 2015 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8813.

Very truly yours,

/s/ Diana Huffman
Diana Huffman

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC